Risk management (Tables)	12 Months Ended
Dec. 31, 2018
Risk management
Main credit risk aggregates arising on customer business

	Credit risk with customers (*)
	(million of euros)			Non-performing loans			NPL ratio (%)
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Europe	688,810	671,776	586,706	25,287	27,964	23,216	3.67	4.16	3.96
Spain	227,401	237,327	162,431	16,651	18,270	13,281	7.32	7.70	8.18
UK	252,914	242,993	251,654	2,739	3,210	3,497	1.08	1.32	1.39
Santander Consumer Finance	97,922	92,589	88,061	2,244	2,319	2,357	2.29	2.50	2.68
Portugal	38,340	39,394	30,540	2,279	2,959	2,691	5.94	7.51	8.81
Poland	30,783	24,391	21,902	1,317	1,114	1,187	4.28	4.57	5.42
North America	125,916	106,129	121,391	3,510	2,935	2,907	2.79	2.77	2.39
US	92,152	77,190	91,709	2,688	2,156	2,088	2.92	2.79	2.28
Santander Bank, National Association	51,049	44,237	54,040	450	536	717	0.88	1.21	1.33
Santander Consumer USA	26,424	24,079	28,590	2,043	1,410	1,097	7.73	5.86	3.84
Mexico	33,764	28,939	29,682	822	779	819	2.43	2.69	2.76
South América	138,134	138,577	143,468	6,639	6,685	7,514	4.81	4.82	5.24
Brazil	84,212	83,076	89,572	4,418	4,391	5,286	5.25	5.29	5.90
Chile	41,268	40,406	40,864	1,925	2,004	2,064	4.66	4.96	5.05
Argentina	5,631	8,085	7,318	179	202	109	3.17	2.50	1.49
Group Total	958,153	920,968	855,510	35,692	37,596	33,643	4.08	4.08	3.93

(*)    Includes gross lending to customers, guarantees and documentary credits.

Schedule of exposure and impairment losses by stage

Exposure and impairment losses by stage
(Million of euros)
Credit Quality (*)	Stage 1	Stage 2	Stage 3	Total
Investment grade	685,507	7,176	—	692,683
Speculation grade	222,495	47,439	—	269,935
Default	—	—	30,795	30,795
Total Risk (**)	908,002	54,616	30,795	993,412
Impairment losses	3,823	4,644	12,504	20,970

(*)    Detail of credit quality ratings calculated for Group management purposes.

(**)  Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of maturity analysis of assets and guarantees received and committed

			>1month	>3months	>1year	>2years	3years	5years
Residual maturities of the liabilities	unmatured	<=1month	<=3months	<=12months	<=2years	<=3years	<=5years	<=10years	>10years	TOTAL
Committed assets	28.5	53.7	11.9	29.0	78.6	55.4	28.1	20.4	16.5	322.2
Guarantees received	24.6	15.8	10.7	10.3	1.8	1.8	1.7	1.8	1.1	69.6

Schedule of on and off-balance sheet assets provided as security in transactions to obtain liquidity

On-balance-sheet encumbered assets

				Carrying
		Fair Value of	Fair Value of	amount of non-‑
	Carrying amount of	encumbered	non-encumbered	encumbered
Thousand of million of euros	encumbered assets	assets	assets	assets
Loans and advances	214.6		855.0	—
Equity instruments	4.2	4.2	10.7	10.7
Debt securities	76.3	76.3	114.8	114.8
Other assets	27.1		156.6	—
Total assets	322.2		1,137.1	—

Encumbrance of collateral received

		Fair value of
	Fair value of	collateral received
	encumbered	or own debt
	collateral received	securities issued
	or own debt	available for
Thousand of million of euros	securities issued	encumbrance
Collateral received	69.6	48.9
Loans and advances	—	—
Equity instruments	2.7	6.0
Debt securities	65.0	42.9
Other collateral received	1.9	—
Own debt securities issued other than own covered bonds or ABSs	—	1.4

Encumbered assets and collateral received and matching liabilities

Assets, collateral received
	Matching liabilities,	and own debt securities
	contingent liabilities or	issued other than covered bonds
Thousand of million of euros	securities lent	and ABSs encumbered
Total sources of encumbrance (carrying amount)	301.6	391.8

Schedule of regulatory capital

Reconciliation of accounting capital with regulatory capital (Million of euros)

	2018	2017
Subscribed capital	8,118	8,068
Share premium account	50,993	51,053
Reserves	53,988	52,577
Treasury shares	(59)	(22)
Attributable profit	7,810	6,619
Approved dividend	(2,237)	(2,029)
Shareholders’ equity on public balance sheet	118,613	116,265
Valuation adjustments	(22,141)	(21,777)
Non-controlling interests	10,889	12,344
Total Equity on public balance sheet	107,361	106,833
Goodwill and intangible assets	(28,644)	(28,537)
Eligible preference shares and participating securities	9,754	7,635
Accrued dividend	(1,055)	(968)
Other adjustments (*)	(9,700)	(7,679)
Tier 1 (Phase-in)	77,716	77,283

(*)    Fundamentally for non-computable non-controlling interests and deductions and reasonable filters in compliance with CRR.

The following table shows the Phase-in capital coefficients and a detail of the eligible internal resources of the Group:

	2018	2017
Capital coefficients
Level 1 ordinary eligible capital (million of euros)	67,962	74,173
Level 1 additional eligible capital (million of euros)	9,754	3,110
Level 2 eligible capital (million of euros)	11,009	13,422
Risk-weighted assets (million of euros)	592,319	605,064
Level 1 ordinary capital coefficient (CET 1)	11.47%	12.26%
Level 1 additional capital coefficient (AT1)	1.65%	0.51%
Level 1 capital coefficient (TIER1)	13.12%	12.77%
Level 2 capital coefficient (TIER 2)	1.86%	2.22%
Total capital coefficient	14.98%	14.99%

Eligible capital (Million of euros)

	2018	2017
Eligible capital
Common Equity Tier I	67,962	74,173
Capital	8,118	8,068
(-) Treasure shares and own shares financed	(64)	(22)
Share Premium	50,993	51,053
Reserves	55,036	52,241
Other retained earnings	(23,022)	(22,363)
Minority interests	6,981	7,991
Profit net of dividends	4,518	3,621
Deductions	(34,598)	(26,416)
Goodwill and intangible assets	(28,644)	(22,829)
Others	(5,954)	(3,586)
Additional Tier I	9,754	3,110
Eligible instruments AT1	9,666	8,498
T1-excesses-subsidiaries	88	347
Residual value of dividends	—	(5,707)
Others	—	(27)
Tier II	11,009	13,422
Eligible instruments T2	11,306	9,901
Gen. funds and surplus loans loss prov. IRB	—	3,823
T2-excesses - subsidiaries	(297)	(275)
Others	—	(27)
Total eligible capital	88,725	90,706

Schedule of leverage capital and ratios

Million of euros	12/31/18	12/31/17
Leverage
Level 1 Capital	77,716	77,283
Exposure	1,489,094	1,463,090
Leverage Ratio	5.22%	5.28%

Forborne loan portfolio
Risk management
Schedule of exposure to risk

	12/31/18
	Total							Of which: Non-performing/Doubtful
							Impairment							Impairment
	Without real guarantee		With real guarantee				of	Without real guarantee		With real guarantee				of
					Maximum amount of the		accumulated					Maximum amount of the		accumulated
					actual collateral that can		value or					actual collateral that can		value or
					be considered.		accumulated					be considered.		accumulated
Amounts in million of euros, except					Real	Rest of	losses in fair					Real	Rest of	losses in fair
number of transactions that are in	Number of	Gross	Number of	Gross	estate	real	value due to	Number of	Gross	Number of	Gross	estate	real	value due to
units.	transactions	amount	transactions	amount	guarantee	guarantees	credit risk	transactions	amount	transactions	amount	guarantee	guarantees	credit risk
Credit entities	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Public sector	37	76	16	18	11	4	6	13	7	9	4	4	—	2
Other financial institutions and: individual shareholder	265	11	135	38	16	15	10	110	3	75	16	9	—	9
Non-financial institutions and individual shareholder	187,192	7,383	44,452	13,039	8,116	1,321	6,339	121,445	4,669	26,122	8,156	5,058	689	5,851
Of which: financing for constructions and property development	426	313	1,889	1,932	1,600	30	620	328	245	1,369	1,329	1,038	28	594
Other warehouses	1,578,622	3,476	824,591	17,193	7,905	4,016	4,352	874,840	1,668	181,469	5,834	3,505	823	2,772
Total	1,766,116	10,946	869,194	30,288	16,048	5,356	10,707	996,408	6,347	207,675	14,010	8,576	1,512	8,634
Financing classified as non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Schedule of changes in loss allowance and gross carrying amount

Million of euros	2018	2017
Beginning balance	36,164	37,365
Refinancing and restructuring of the period	10,191	12,675
Memorandum item: impact recorded in the income statement for the period	2,659	2,406
Debt repayment	(11,126)	(9,107)
Foreclosure	(731)	(950)
Derecognised from the consolidated balance sheet	(3,660)	(5,334)
Others variations	(311)	1,515
Balance at end of year	30,527	36,164

Santander Corporate And Investment Banking Segment [Member]
Risk management
Schedule of evolution projection based on main macroeconomic indicators

	2019-2023
	Pessimistic	Base	Optimistic
Magnitudes	scenario	scenario	scenario
Global GDP Growth	2.7%	3.6%	4.2%

Schedule of weights used for current political and economic positions

Pessimistic scenario	20%
Base scenario	60%
Optimistic scenario	20%

SPAIN
Risk management
Schedule of exposure and impairment losses by stage

Exposure and impairment losses per stage
(Million of euros)
Credit Quality(*)	Stage 1	Stage 2	Stage 3	Total
Investment grade	171,266	289	—	171,555
Speculation grade	25,108	12,603	—	37,711
Default	—	—	14,941	14,941
Total Exposure (**)	196,374	12,892	14,941	224,207
Impairment losses	366	768	5,565	6,699

(*)   Detail of credit quality calculated for the purposes of Grupo Santander’s management

(**) Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators

	2019-2023
	Pessimistic	Base	Optimistic
Magnitudes	scenario	scenario	scenario
Interest rate	0.30%	0.70%	1.20%
Unemployment rate	15.30%	12.30%	10.80%
Housing price change	0.50%	2.20%	3.80%
GDP growth	1.10%	1.80%	2.60%

Schedule of weights used for current political and economic positions

Pessimistic scenario	30%
Base scenario	40%
Optimistic scenario	30%

Schedule of exposure to risk

	12/31/18
		Excess over
		collateral	Specific
Million of euros	Gross amount	value	allowance
Financing for construction and property development recognised by the Group's credit institutions (including land) (business in Spain)	4,812	834	532
Of which: watchlist/ non-performing	1,327	393	468
Memorandum items: Written-off assets	3,675	—	—

12/31/18
Memorandum items: data from the public consolidated balance sheet	Carrying
Million of euros	amount
Total loans and advances to customers excluding the Public sector (business in Spain)	223,921
Total consolidated assets (Total business) (Book value)	1,459,271
Impairment losses and credit risk allowances. Coverage for unimpaired assets (business in Spain)	1,244

Schedule of changes in loss allowance and gross carrying amount

	Million of euros
	12/31/18	12/31/17	12/31/16
Balance at beginning of year	6,472	5,515	7,388
Foreclosed assets	(100)	(27)	(28)
Banco Popular (perimeter)	—	2,934	—
Reductions (*)	(1,267)	(1,620)	(1,415)
Written-off assets	(293)	(330)	(430)
Balance at end of year	4,812	6,472	5,515

(*)    Includes portfolio sales, cash recoveries and third-party subrogations and new production.

Disclosure of concentrations

Loans: gross
amount
Million of euros	12/31/18
1. Without mortgage guarantee	379
2. With mortgage guarantee	4,433
2.1 Completed buildings	2,691
2.1.1 Residential	1,328
2.1.2 Other	1,363
2.2 Buildings and other constructions under construction	1,071
2.2.1 Residential	609
2.2.2 Other	462
2.3 Land	671
2.3.1 Developed consolidated land	480
2.3.2 Other land	191
Total	4,812

SPAIN | Home purchase loans
Risk management
Schedule of exposure to risk

	12/31/2018
	Gross	Of which:
In million of euros	amount	non - performing

Home purchase loans to families	63,290	2,493
Without mortgage guarantee	545	54
With mortgage guarantee	62,745	2,439

Disclosure of concentrations

	12/31/18
	Loan to value ratio
		More than	More than	More than
		40% and	60% and	80% and
	Less than or	less than	less than	less than or	More than
In million of euros	equal to 40%	60%	80%	equal to 100%	100%	Total
Gross amount	15,393	18,448	18,484	6,408	4,012	62,745
Of which: watchlist /non-performing	239	366	584	479	771	2,439

SPAIN | Foreclosed Properties [Member]
Risk management
Schedule of exposure to risk

	12/31/18
			Of which:
			impairment
	Gross		losses on assets
	carrying	Valuation	since time of	Carrying
Million of euros	amount	adjustments	foreclosure	amount
Property assets arising from financing provided to construction and property development companies	7,909	4,133	2,733	3,776
Of which:
Completed buildings	3,194	1,202	706	1,992
Residential	1,247	451	211	796
Other	1,947	751	495	1,196
Buildings under construction	299	131	81	168
Residential	287	128	81	159
Other	12	3	—	9
Land	4,416	2,800	1,946	1,616
Developed land	1,616	997	597	619
Other land	2,800	1,803	1,349	997
Property assets from home purchase mortgage loans to households	2,016	851	357	1,165
Other foreclosed property assets	408	123	52	285
Total property assets	10,333	5,107	3,142	5,226

Schedule of changes in loss allowance and gross carrying amount

	Thousand of
	Million of euros (*)
	2018	2017	2016
Gross additions	0.8	1.4	1.3
Disposals	(1.8)	(1.9)	(1.3)
Difference	(1.0)	(0.5)	—
(*) Without considering the Blackstone transaction (See Note 3).
BRAZIL
Risk management
Schedule of exposure and impairment losses by stage

Exposure and impairment losses
(Million of euros)
Credit Quality(*)	Stage 1	Stage 2	Stage 3	Total
Investment grade	51,150	472	—	51,622
Speculation grade	56,884	5,334	—	62,218
Default	—	—	4,223	4,223
Total Exposure (**)	108,034	5,806	4,223	118,063
Impairment losses	997	768	2,889	4,654

(*)    Detail of credit quality ratings calculated for Group management purposes.

(**)  Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators

	2019-2023
	Pessimistic	Base	Optimistic
Magnitudes	scenario	scenario	scenario
Interest rate	11.00%	7.70%	6.00%
Unemployment rate	16.30%	9.90%	8.60%
Housing price c	(1.40)%	4.30%	5.90%
GDP Growth	(1.20)%	2.40%	3.50%

Schedule of weights used for current political and economic positions

Pessimistic scenario	10%
Base scenario	80%
Optimistic scenario	10%

Credit risk
Risk management
Disclosure of concentrations

	12/31/18
			Other EU		Rest of the
Million of euros	Total	Spain	countries	America	world
Central banks and Credit institutions	244,523	60,562	94,532	75,460	13,969
Public sector	177,207	64,528	38,112	67,943	6,624
Of which:
Central government	157,656	53,060	34,497	63,490	6,609
Other central government	19,551	11,468	3,615	4,453	15
Other financial institutions (financial business activity)	102,985	16,378	54,473	25,751	6,383
Non-financial companies and individual entrepeneurs (non-financial business activity) (broken down by purpose)	383,708	126,503	117,261	126,098	13,846
Of which:
Construction and property development	27,699	5,578	4,674	17,311	136
Civil engineering construction	5,606	3,352	1,642	595	17
Large companies	220,192	56,547	72,406	78,850	12,389
SMEs and individual entrepreneurs	130,211	61,026	38,539	29,342	1,304
Households – other (broken down by purpose)	491,836	89,407	276,667	116,686	9,076
Of which:
Residential	314,048	62,232	210,218	40,696	902
Consumer loans	156,806	18,065	64,258	68,872	5,611
Other purposes	20,982	9,110	2,191	7,118	2,563
Total (*)	1,400,259	357,378	581,045	411,938	49,898

(*)    For the purposes of this table, the definition of risk includes the following items in the public balance sheet:

Loans and advances to credit institutions, Loans and advances to Central Banks, Loans and advances to Customers, Debt Instruments, Equity Instruments, trading Derivatives, Hedging derivatives, Investments and financial guarantees given.

Sovereign Risk
Risk management
Schedule of exposure to risk

	Million of euros
	12/31/18
	Portfolio
				Non-trading
		Financial assets		financial assets
	Financial assets	at fair value	Financial	mandatorily
	designated at fair	through other	assets at	at fair value	Total
	value through profit	comprehensive	amortised	through	net direct
Country	or loss	income	cost	profit or loss	exposure
Spain	1,143	27,078	21,419	—	49,640
Portugal	(43)	4,794	4,002	—	8,753
Italy	(204)	—	465	—	261
Greece	—	—	—	—	—
Ireland	—	—	—	—	—
Rest of eurozone	503	953	1,322	—	2,778
United Kingdom	1,013	1,190	8,666	—	10,869
Poland	2,015	9,203	11	—	11,229
Rest of Europe	—	84	245	—	329
United States	426	6,138	2,113	5	8,682
Brazil	1,839	20,540	3,782	893	27,054
Mexico	3,320	4,279	2,816	—	10,415
Chile	160	1,596	20	—	1,776
Other American countries	103	340	450	—	893
Rest of the world	—	5,688	534	—	6,222
Total	10,275	81,883	45,845	898	138,901

Trading market risk
Risk management
Schedule of exposure to risk

	Balance
	sheet	Main market risk metric
Million of euros	amount	VaR	Other	Main risk factor for "Other" balance
Assets subject to market risk
Cash, cash balances at central banks and other deposits on demand	113,663	—	113,663	Interest rate
Financial assets held for trading	92,879	92,140	739	Interest rate, spread
Non-trading financial assets mandatorily at fair value through profit or loss	10,730	9,327	1,403	Interest rate, Equity market
Financial assets designated at fair value through profit or loss	57,460	56,584	876	Interest rate
Financial assets designated at fair value through other comprehensive income	121,091	—	121,091	Interest rate, spread
Financial assets at amortised cost	946,099	—	946,099	Interest rate
Hedging derivatives	8,607	8,586	21	Interest rate, exchange rate
Changes in the fair value of hedged items in portfolio hedges of interest risk	1,088	—	1,088	Interest rate
Other assets	107,654	—	—
Total Assets	1,459,271	—	—
Liabilities subject to market risk
Financial liabilities held for trading	70,343	70,054	289	Interest rate, spread
Financial liabilities designated at fair value through profit or loss	68,058	67,909	149	Interest rate
Financial liabilities at amortised cost	1,171,630	—	1,171,630	Interest rate, spread
Hedging derivatives	6,363	6,357	6	Interest rate, exchange
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	303	—	303	Interest rate
Other liabilities	35,213	—	—
Total liabilities	1,351,910
Equity	107,361	—	—

Disclosure of concentrations by risk factor

	2018				2017		2016
Million of euros	Min	Average	Max	Latest	Average	Latest	Average	Latest
Total	6.4	9.7	16.6	11.3	21.5	10.2	18.3	17.9
Diversification effect	(3.3)	(9.3)	(18.7)	(11.5)	(8.0)	(7.6)	(10.3)	(9.6)
Interest rate	5.9	9.4	15.5	9.7	16.2	7.9	15.5	17.9
Equities	0.8	2.4	6.3	2.8	3.0	1.9	1.9	1.4
Exchange rate	1.6	3.9	11.4	6.2	6.6	3.3	6.9	4.8
Credit spread	1.0	3.4	13.0	4.1	3.6	4.6	4.2	3.3
Commodities	0.0	0.0	0.4	0.0	0.0	0.0	0.1	0.1

Structural risks
Risk management
Disclosure of concentrations by risk factor

	2018				2017		2016
	Min	Average	Max	Latest	Average	Latest	Average	Latest
Structural VaR	485.0	568.5	799.4	556.8	878.0	815.7	869.3	922.1
Diversification effect	(319.7)	(325.0)	(355.4)	(267.7)	(337.3)	(376.8)	(323.4)	(316.6)
VaR interest rate (*)	301.3	337.1	482.5	319.5	373.9	459.6	340.6	327.2
VaR exchange rate	323.3	338.9	386.2	324.9	546.9	471.2	603.4	588.5
VaR equities	180.1	217.6	286.1	180.1	294.5	261.6	248.7	323.0

(*)     Includes credit spread VaR on ALCO portfolios.

Santander UK plc | UK
Risk management
Schedule of exposure and impairment losses by stage

Exposure and impairment losses by stage
(Million of euros)
Credit Quality(*)	Stage 1	Stage 2	Stage 3	Total
Investment grade	225,929	1,900	—	227,829
Speculation grade	34,655	11,514	—	46,169
Default	—	—	2,795	2,795
Total Exposure (**)	260,584	13,415	2,795	276,793
Impairment losses	224	335	335	894

(*)    Detail of credit quality ratings calculated for Group management purposes.

(**) Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators

	Pessimistic	Pessimistic	Base	Optimistic	Optimistic
Magnitudes	scenario 2	scenario 1	scenario	scenario 1	scenario 2
Interest rate	2.30%	2.50%	1.50%	1.30%	1.00%
Unemployment rate	8.60%	6.90%	4.30%	3.80%	2.80%
Housing price change	(9.50)%	(2.00)%	2.00%	2.30%	3.40%
GDP growth	0.30%	0.70%	1.60%	2.10%	2.50%

Schedule of weights used for current political and economic positions

Pessimistic scenario 2	10%
Pessimistic scenario 1	30%
Base scenario	40%
Optimistic scenario 1	15%
Optimistic scenario 2	5%

Santander Bank, National Association | UNITED STATES
Risk management
Schedule of exposure and impairment losses by stage

Exposure and impairment loss by stage
(Million of euros)
Credit quality(*)	Stage 1	Stage 2	Stage 3	Total
Investment grade	5,149	—	—	5,149
Speculation grade	60,391	3,784	—	64,175
Default	—	—	448	448
Total Exposure (**)	65,540	3,784	448	69,772
Impairment losses	233	204	105	542

(*)    Detail of credit quality ratings calculated for Group management purposes.

(**) Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators

	2019-2023
	Favorable	Base	Unfavorable
Magnitudes	scenario	scenario	scenario
Interest rate	1.30%	2.80%	3.60%
Unemployment rate	6.90%	4.20%	3.80%
House price change	2.20%	3.90%	3.90%
GDP growth	1.50%	2.10%	2.80%

Schedule of weights used for current political and economic positions

Unfavourable scenario	20%
Base scenario	60%
Favourable scenario	20%

Santander Consumer USA Holdings Inc. | UNITED STATES
Risk management
Schedule of exposure and impairment losses by stage

Exposure and impairment losses by stage
(Million of euros)
Credit Quality (*)	Stage 1	Stage 2	Stage 3	Total
Investment grade	224	—	—	224
Speculation grade	20,313	6,600	—	26,913
Default	—	—	2,218	2,218
Total Exposure (**)	20,537	6,600	2,218	29,355
Impairment losses	824	1,720	667	3,211

(*)    Detail of credit quality ratings calculated for Group management purposes

(**)  Amortised cost assets + Loans and advances + loan commitments granted.

Schedule of evolution projection based on main macroeconomic indicators

	2019-2023
	Pessimistic	Base	Optimistic
Magnitudes	scenario	scenario	scenario
Interest rate	1.30%	2.80%	3.60%
Unemployment rate	6.90%	4.20%	3.80%
Housing price growth	2.20%	3.90%	3.90%
GDP Growth	1.50%	2.10%	2.80%

Schedule of weights used for current political and economic positions

Pessimistic scenario	20%
Base scenario	60%
Optimistic scenario	20%